Disclosures on equity - Reserves in Equity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosures on equity
Reserve for currency exchange conversion	$ (8,042)	$ (7,913)	$ (11,569)
Reserve for cash flow hedges	(14,575)	(34,025)	4,491
Reserve for gains and losses from financial assets measured at fair value through other comprehensive income	(10,973)	(11,146)	6,872
Reserve for actuarial gains or losses in defined benefit plans	(9,198)	(4,174)	(8,680)
Other reserves	11,663	13,103	16,318
Total	$ (31,125)	$ (44,155)	$ 7,432	$ (14,223)